COMMITMENTS AND CONTINGENCIES (Details Textual) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2016 ILS (₪)	Jan. 31, 2015 USD ($)	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS (₪)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Operating Leases, Rent Expense					$ 2,204	$ 2,045	$ 1,736
Lease Agreement Maximum Penalties Amount					$ 74
Loss Contingency, Damages Sought, Value	₪ 34,106,000		$ 13,400	₪ 52,000,000
Lease Commitment Description					amount of lease commitment in all locations mentioned above is approximately $ 3,920
Area of Land | ft²					160,760
Net Impact On Results Of Operation							$ 1,600
Restricted Cash and Cash Equivalents, Current					$ 261
Guarantor Obligations, Current Carrying Value					$ 255
Loss Contingency, Damages Paid, Value		$ 2,300
Maximum [Member]
Loss Contingencies [Line Items]
Lease Term					5 years
Minimum [Member]
Loss Contingencies [Line Items]
Lease Term					6 months
Customer Contracts [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Current Carrying Value					$ 586